Activity of Stock Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, Weighted-Average Exercise Price, Beginning Balance	$ 6.66	$ 6.69
Stock options, beginning balance, shares	1,435,869	1,488,545
Stock options Vested and Expected to Vest, Aggregate Intrinsic Value	$ 41,579
Stock options, Weighted-Average Exercise Price, Options Exercised	$ 5.09	$ 7.00
Stock options Exercisable, Aggregate Intrinsic Value	$ 36,680
Stock options Vested and Expected to Vest, Weighted-Average Remaining Contractual Life	4 years 4 months
Stock options Exercisable, Weighted-Average Remaining Contractual Life	3 years 4 months
Stock options, Weighted-Average Exercise Price, Options Reserved
Stock options, Weighted-Average Exercise Price, Options Repurchased	$ 4.98
Stock options, Weighted-Average Exercise Price, Options Granted	$ 18.36
Stock options, Weighted-Average Exercise Price, Options canceled	$ 7.95	$ 7.41
Stock options, Weighted-Average Exercise Price, Ending Balance	$ 9.56	$ 6.66
Stock options, reserved, shares
Stock options Vested and Expected to Vest, Weighted-Average Exercise Price	$ 8.57
Stock options, repurchases, shares	$ (50,272)
Stock options Exercisable, Weighted-Average Exercise Price	$ 6.68
Stock options, granted, shares	428,883
Stock options, cancelled, shares	(33,777)	(48,959)
Stock options, exercised, shares	(21,336)	(3,717)
Stock options, ending balance, shares	1,759,367	1,435,869
Vested and expected to vest-March 31, 2012	1,583,019
Exercisable-March 31, 2012	1,302,603